Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details)) - Fair Value, Recurring - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets:
Assets		$ 122,725	$ 48,296
Liabilities(3):
Liabilities	[1]	8,301
Money Market Funds
Assets:
Assets	[2]	32,310	31,896
Commercial Paper
Assets:
Assets		49,136	15,285	[3]
Corporate Bond
Assets:
Assets		19,480	1,115
Government Bonds
Assets:
Assets		18,082
Foreign Bonds
Assets:
Assets		3,717
Public Warrants
Liabilities(3):
Liabilities	[1]	3,527
Private Placement Warrants
Liabilities(3):
Liabilities	[1]	166
P I P E Warrants
Liabilities(3):
Liabilities	[1]	4,608
Level 1
Assets:
Assets		32,310	31,896
Liabilities(3):
Liabilities	[1]	3,527
Level 1 | Money Market Funds
Assets:
Assets	[2]	32,310	31,896
Level 1 | Commercial Paper
Assets:
Assets		0	0	[3]
Level 1 | Corporate Bond
Assets:
Assets		0	0
Level 1 | Government Bonds
Assets:
Assets		0
Level 1 | Foreign Bonds
Assets:
Assets		0
Level 1 | Public Warrants
Liabilities(3):
Liabilities	[1]	3,527
Level 1 | Private Placement Warrants
Liabilities(3):
Liabilities	[1]	0
Level 1 | P I P E Warrants
Liabilities(3):
Liabilities	[1]	0
Level 2
Assets:
Assets		90,415	16,400
Liabilities(3):
Liabilities	[1]	4,774
Level 2 | Money Market Funds
Assets:
Assets	[2]	0	0
Level 2 | Commercial Paper
Assets:
Assets		49,136	15,285	[3]
Level 2 | Corporate Bond
Assets:
Assets		19,480	1,115
Level 2 | Government Bonds
Assets:
Assets		18,082
Level 2 | Foreign Bonds
Assets:
Assets		3,717
Level 2 | Public Warrants
Liabilities(3):
Liabilities	[1]	0
Level 2 | Private Placement Warrants
Liabilities(3):
Liabilities	[1]	166
Level 2 | P I P E Warrants
Liabilities(3):
Liabilities	[1]	4,608
Level 3
Assets:
Assets		0	0
Liabilities(3):
Liabilities	[1]	0
Level 3 | Money Market Funds
Assets:
Assets	[2]	0	0
Level 3 | Commercial Paper
Assets:
Assets		0	0	[3]
Level 3 | Corporate Bond
Assets:
Assets		0	$ 0
Level 3 | Government Bonds
Assets:
Assets	[3]	0
Level 3 | Foreign Bonds
Assets:
Assets		0
Level 3 | Public Warrants
Liabilities(3):
Liabilities	[1]	0
Level 3 | Private Placement Warrants
Liabilities(3):
Liabilities	[1]	0
Level 3 | P I P E Warrants
Liabilities(3):
Liabilities	[1]	$ 0

[1]	See the definition and discussion of Public Warrants, Private Placement Warrants and PIPE Warrants in Note 8.
[2]	Money market funds are included in cash and cash equivalents on the consolidated balance sheets as of December 31, 2021 and 2020.
[3]	As of December 31, 2020, marketable securities with original maturities of three months or less, in the amount of $2.2 million, are included in cash and cash equivalents on the consolidated balance sheet.